Share capital - Schedule of Capital, Leverage and TLAC Ratios (Detail) - CAD ($) $ in Millions	Jan. 31, 2026	Oct. 31, 2025
Disclosure of Basel III captial disclosure [line items]
Common Equity Tier 1 (CET1) capital	$ 48,465	$ 47,718
Tier 1 capital	55,823	54,105
Total capital	63,922	62,287
Total risk-weighted assets (RWA)	$ 361,829	$ 357,803
CET1 ratio	13.40%	13.30%
Tier 1 capital ratio	15.40%	15.10%
Total capital ratio	17.70%	17.40%
Leverage ratio exposure	$ 1,281,150	$ 1,261,098
Leverage ratio	4.40%	4.30%
TLAC available	$ 116,021	$ 114,102
TLAC ratio	32.10%	31.90%
TLAC leverage ratio	9.10%	9.00%